Stock-Based Compensation - Stock Option Shares Outstanding and Exercisable (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 23
Option Shares Outstanding, Number of Shares	15
Option Shares Outstanding, Weighted Average Remaining Option Term In Years	6 years
Option Shares Outstanding, Weighted Average Exercise Price	$ 14
Option Shares Exercisable, Number of Shares	8
Option Shares Exercisable, Weighted Average Exercise price	$ 15
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 24
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 28
Option Shares Outstanding, Number of Shares	6
Option Shares Outstanding, Weighted Average Remaining Option Term In Years	2 years
Option Shares Outstanding, Weighted Average Exercise Price	$ 27
Option Shares Exercisable, Number of Shares	6
Option Shares Exercisable, Weighted Average Exercise price	$ 27
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 29
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 32
Option Shares Outstanding, Number of Shares	9
Option Shares Outstanding, Weighted Average Remaining Option Term In Years	3 years
Option Shares Outstanding, Weighted Average Exercise Price	$ 30
Option Shares Exercisable, Number of Shares	9
Option Shares Exercisable, Weighted Average Exercise price	$ 30
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 38
Option Shares Outstanding, Number of Shares
Option Shares Outstanding, Weighted Average Remaining Option Term In Years	3 years
Option Shares Outstanding, Weighted Average Exercise Price	$ 34
Option Shares Exercisable, Number of Shares
Option Shares Exercisable, Weighted Average Exercise price	$ 34
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 38
Option Shares Outstanding, Number of Shares	30
Option Shares Outstanding, Weighted Average Remaining Option Term In Years	5 years
Option Shares Outstanding, Weighted Average Exercise Price	$ 21
Option Shares Exercisable, Number of Shares	23
Option Shares Exercisable, Weighted Average Exercise price	$ 24